Advances from FHLB (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank of New York stock	$ 2,032	$ 1,904
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, General Description of Terms

These FHLB advances are secured by stock of the FHLB in the amount of $2.0 million and $1.9 million at September 30, 2012 and 2011, respectively, and a blanket assignment of qualifying loans and securities.

The Company can borrow on an overnight or a term basis from the FHLB. The Company's overall credit exposure at the FHLB cannot exceed 50% of its total assets, subject to certain limitations based on the underlying loan and securities pledged as collateral.

Overnight and short term advances, maturing in October 2012, with interest at 0.39% [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	0.39%
One year advance, maturing July 12, 2013, with interest payable monthly at 0.34% [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	0.34%
Five year advance, maturing August 15, 2012 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.78%
Five year advance, maturing August 8, 2012 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.81%
Seven year advance, maturing December 29, 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.56%
Seven year fixed rate advance, maturing August 8, 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	5.57%